Travel Accounts Payable - Schedule Of Travel Accounts Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Deferred merchant bookings	$ 76,603	$ 140,987